Loans and Allowance for Credit Losses - Modification (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) contract
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of contracts | contract	10
Recorded Investment | $	$ 1,410
% to Total Loans	0.09%
Commercial, Financial, and Agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of contracts | contract	2
Recorded Investment | $	$ 160
% to Total Loans	0.01%
Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of contracts | contract	6
Recorded Investment | $	$ 980
% to Total Loans	0.06%
Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of contracts | contract	2
Recorded Investment | $	$ 270
% to Total Loans	0.02%